Offsets	May 01, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	AvePoint, Inc.
Form or Filing Type	S-8
File Number	333-286606
Initial Filing Date	Apr. 17, 2025
Fee Offset Claimed	$ 81,242.90
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.0001 per share
Unsold Securities Associated with Fee Offset Claimed | shares	37,291,113
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 530,652,537.99
Termination / Withdrawal Statement	(1) The Registrant previously paid filing fees of $81,242.90 in connection with the registration statement on Form S-8 (Registration No. 333-286606) (the "Prior Registration Statement") filed with the Securities and Exchange Commission on April 17, 2025, relating to the registration of $530,652,537.99 maximum aggregate offering price of unallocated securities (all of which remain unsold as of the date hereof, and which unsold securities have been withdrawn from registration). Pursuant to Rule 457(p) of the Securities Act, the Registrant is offsetting $81,242.90 of the filing fee of $88,493.68 due under this Registration Statement from the fees previously paid in connection with the Prior Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	AvePoint, Inc.
Form or Filing Type	S-8
File Number	333-286606
Filing Date	Apr. 17, 2025
Fee Paid with Fee Offset Source	$ 81,242.90